Consolidated Statement of Stockholders Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Preferred Stock	Shares To Be Issued
Balance, shares at Dec. 31, 2017		508,011
Balance, amount at Dec. 31, 2017	$ 0	$ 5	$ 2,653,155	$ (2,653,160)
Contributed Capital	10,000	$ 0	10,000	0
Issuance of Common Stock, shares		12,000,000
Issuance of Common Stock, amount	0	$ 120	(120)	0
Net Loss	(10,000)	$ 0	0	(10,000)
Balance, shares at Dec. 31, 2018		12,508,011
Balance, amount at Dec. 31, 2018		$ 125	2,663,035	(2,663,160)	$ 0	$ 0
Net Loss	(490,235)			(490,235)
Capital Contributions	16,864	$ 0	16,864	0
CBD Capital contribution	500		500
Balance, shares at Dec. 31, 2019		12,508,011
Balance, amount at Dec. 31, 2019	(472,871)	$ 125	2,680,399	(3,153,395)	0	0
Net Loss	(1,170,666)			(1,170,666)
Capital Contributions	11,225	$ 0	11,225	0
CBD Equity	368,296		368,296
Balance, shares at Dec. 31, 2020		12,508,011
Balance, amount at Dec. 31, 2020	(1,264,016)	$ 125	3,059,920	(4,324,061)	0	0
Net Loss	(1,568,475)			(1,568,475)
Commitment Shares, shares		116,667
Commitment Shares, amount	388,501	$ 12	388,489	0	0
Warrants issued	969,849		969,849	0	0
Balance, shares at Mar. 31, 2021		12,624,678
Balance, amount at Mar. 31, 2021	(1,474,141)	$ 137	4,418,258	(5,892,536)	0	0
Balance, shares at Dec. 31, 2020		12,508,011
Balance, amount at Dec. 31, 2020	(1,264,016)	$ 125	3,059,920	(4,324,061)	$ 0	0
Net Loss	(296,209)
Balance, shares at Sep. 30, 2021		12,662,134			320,800
Balance, amount at Sep. 30, 2021	(955,950)	$ 137	4,718,255	(5,756,445)	$ 3	82,100
Balance, shares at Mar. 31, 2021		12,624,678
Balance, amount at Mar. 31, 2021	(1,474,141)	$ 137	4,418,258	(5,892,536)	$ 0	0
Net Loss	432,298			432,298
Shares issued for warrant conversion, shares		37,456
Shares issued for warrant conversion, amount	0	$ 0	(0)
Preferred shares issued, shares					10,800
Preferred shares issued, amount	0		(0)		$ 0
Preferred shares issued for debt conversion, shares					310,000
Preferred shares issued for debt conversion, amount	300,000		299,997	0	$ 3
Balance, shares at Jun. 30, 2021		12,662,134			320,800
Balance, amount at Jun. 30, 2021	(741,843)	$ 137	4,718,255	(5,460,238)	$ 3	0
Net Loss	(296,267)			(296,267)
Shares to be issued for inducement	82,100		0			82,100
Balance, shares at Sep. 30, 2021		12,662,134			320,800
Balance, amount at Sep. 30, 2021	$ (955,950)	$ 137	$ 4,718,255	$ (5,756,445)	$ 3	$ 82,100